Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

19	Commitments and Contingencies

Registration Rights

The holders of the Private Placement Warrants (and underlying securities) will be entitled to registration rights pursuant to an agreement to be signed prior to or on the effective date of Initial Public Offering. The holders of a majority of these securities are entitled to make up to three demands that the Company register such securities. Notwithstanding anything to the contrary, the underwriter (and/or its designees) may only make a demand registration (i) on one occasion and (ii) during the five year period beginning on the effective date of the Initial Public Offering. The holders of a majority of the Private Placement Warrants (and underlying securities) can elect to exercise these registration rights at any time after the Company consummates a Business Combination. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination. Notwithstanding anything to the contrary, the underwriter (and/or its designees) may participate in a “piggy-back” registration only during the seven-year period beginning on the effective date of the Initial Public Offering. The Company will bear the expenses incurred in connection with the filing of any such registration statements. Notwithstanding anything to the contrary, under FINRA Rule 5110, the underwriter and/or its designees may only make a demand registration (i) on one occasion and (ii) during the five-year period beginning on the effective date of the registration statement relating to the Initial Public Offering, and the underwriter and/or its designees may participate in a “piggy-back” registration only during the seven-year period beginning on the effective date of the registration statement relating to the Initial Public Offering.

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Lock-up Agreements

On August 30, 2024, INFINT entered into Lock-Up Agreements (the “Lock-up Agreements”) by and between INFINT and certain shareholders of Seamless (such shareholders, the “Company Holders”), pursuant to which, among other things, each Company Holder agreed not to, during the Lock-up Period (as defined below), lend, offer, pledge, hypothecate, encumber, donate, assign, sell, contract to sell, sell any option or contract to purchase, purchase an option or contract to sell, grant any option, right or warrant to purchase, or otherwise transfer or dispose of, directly or indirectly, any of the shares issued to such Company Holder in connection with the Business Combination (the “Lock-up Shares”), enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of such shares, or publicly disclose the intention to do any of the foregoing, whether any of these transactions are to be settled by delivery of any such shares or other securities, in cash, or otherwise, subject to limited exceptions. As used herein, “Lock-Up Period” means the period commencing on the date of the Closing and ending on the earlier of: (i) six months after the Closing and (ii) the date after the Closing on which Currenc consummates a liquidation, merger, share exchange or other similar transaction with an unaffiliated third party that results in all of Currenc’s shareholders having the right to exchange their Currenc ordinary shares for cash, securities or other property.

The foregoing description of the Lock-Up Agreements is subject to and qualified in its entirety by reference to the full text of the form of the Lock-Up Agreement.

In connection with the Closing, in order to meet Nasdaq unrestricted public float requirements, the parties agreed to waive lock-up restrictions on 2,100,000 shares held by the Sponsor.

Registration Rights Agreement

In connection with the Closing, on August 30, 2024, INFINT and certain existing shareholders of INFINT and Seamless (such parties, the “Holders”) entered into a registration rights agreement (the “Registration Rights Agreement”) to provide for the registration of Currenc’s ordinary shares issued to them in connection with the Business Combination. The Holders are entitled “piggy-back” registration rights with respect to registration statements filed following the consummation of the Business Combination, subject to certain requirements and customary conditions. Currenc will bear the expenses incurred in connection with the filing of any such registration statements.

Right of First Refusal

For a period beginning on the closing of the Initial Public Offering and ending 12 months from the closing of a Business Combination, the Company has granted EF Hutton a right of first refusal to act as lead-left book running manager and lead left manager for any and all future private or public equity, convertible and debt offerings during such period. In accordance with FINRA Rule 5110(g)(6)(A), such right of first refusal shall not have a duration of more than three years from the commencement of sales of the Initial Public Offering.

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Other Commitments and Contingencies

The Company believes, other than as disclosed herein, there are no other commitments or contingencies arising from the normal course of business or any legal proceedings that require recognition or disclosure in the condensed consolidated financial statements. On August 17, 2024, Ripple Markets APAC Pte. Ltd., the successor to Ripple Labs Singapore Pte. Ltd. (“RMA”), sent a default letter to GEA demanding payment totaling $27,257,540.64, and sent a demand letter to Seamless, as guarantor, for the full amount of the payment by August 19, 2024. On August 19, 2024, RMA filed a claim in Singapore naming Seamless and demanding that the defendants, jointly and severally, pay the demanded payment plus late payments and certain costs. The Company has engaged legal representatives to defend the claim.

After writing to RMA’s solicitors on 27 March 2025 to propose terms of settlement and a solicitors-only meeting, RMA’s solicitors have replied on 2 April 2025 to state that they are not agreeable to any of the proposed terms of settlement, and declined to have a solicitors-only meeting.

As at December 31, 2025, legal representative has an evaluation of the outcome of the above legal case that if both parties do not reach an out-of-court settlement, the likelihood of an unfavourable outcome to Seamless would be uncertain but the view it is moderate to likely. The total liable sum would be ranged from $19 million to $24 million, as well as late charges, and costs on an indemnity basis.

Due to the final liable sum is yet to be determined and the claim is a four party claim, where the amount liable by each party is still an unknown. Management has considered that the loss to be reasonably possible, provided that the potential exposure of Seamless is still highly uncertain and difficult to estimate.

A full provision of the above mentioned amount has been provided by GEA Limited. Seamless has subsequently divested GEA.